Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we provide the following disclosure regarding Principal Executive Officer (“PEO”) and other NEOs’ “compensation actually paid” (“CAP”) and certain Company performance measures for the fiscal years listed below. As a smaller reporting company, we are required to provide disclosure for only the three most recent fiscal years and are not required to present a peer group total stockholder return (“TSR”) comparator. The Compensation Committee did not consider the “compensation actually paid” calculations below when making its compensation decisions for any of the fiscal years presented.

Year (a)	SCT Total for PEO ($) (b)	CAP to PEO ($) (c)	Avg SCT Total for Non-PEO NEOs ($) (d)	Avg CAP to Non-PEO NEOs ($) (e)	Value of Initial Fixed $100 Investment Based on TSR ($) (f)	Net Income (Loss) ($) (h)
2025	840,667	(3,587,895)	442,254	(1,245,182)	264.29	(3,252,211)
2024	3,057,208	9,411,619	819,218	3,268,729	952.38	(1,820,161)
2023	699,561	796,415	353,484	300,368	108.33	(10,163,117)

PEO refers to the Company’s principal executive officer (Mr. Vieth in all years presented). The Company's non-PEO NEOs for whom the average compensation is presented are: (i) for 2025 and 2024, Anya Hamill and Laird Superfood, (ii) for 2023, Anya Hamill, Laird Hamilton, Andy Judd (former Chief Commercial Officer), and Steve Richie (former General Counsel and Secretary).  “Compensation actually paid” to the PEO and to the average of the non-PEO NEOs has been calculated in accordance with Item 402(v) of Regulation S-K and represents amounts that differ from the Summary Compensation Table totals. The adjustments necessary to reconcile SCT totals to CAP are set forth below.

PEO Total Compensation Amount	$ 840,667	$ 3,057,208	$ 699,561
PEO Actually Paid Compensation Amount	$ (3,587,895)	9,411,619	796,415
Adjustment To PEO Compensation, Footnote

Reconciliation of SCT Total to Compensation Actually Paid

	2025 ($)		2024 ($)		2023 ($)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
SCT Total Compensation	840,667	442,254	3,057,208	819,218	699,561	353,484
Less: Stock and Option Awards Reflected in SCT	—	(40,399)	(2,274,025)	(463,124)	(136,328)	(45,443)
Plus: Year-End Fair Value of Equity Awards Granted in the Year Outstanding and Unvested at Year-End	—	15,818	5,521,200	1,272,000	182,000	60,667
Plus/(Less): Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(5,483,099)	(1,937,141)	2,935,707	1,560,871	18,922	4,702
Plus: Fair Value at Vesting of Equity Awards Granted in the Year that Vested in the Year	—	—	—	—	—	—
Plus/(Less): Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	1,054,537	274,287	171,529	89,463	32,260	3,959
Less: Fair Value as of Prior Year-End of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions during the Year	—	—	—	(9,698)	—	(77,000)
Compensation Actually Paid	(3,587,895)	(1,245,182)	9,411,619	3,268,729	796,415	300,368

Non-PEO NEO Average Total Compensation Amount	$ 442,254	819,218	353,484
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,245,182)	3,268,729	300,368
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of SCT Total to Compensation Actually Paid

	2025 ($)		2024 ($)		2023 ($)
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
SCT Total Compensation	840,667	442,254	3,057,208	819,218	699,561	353,484
Less: Stock and Option Awards Reflected in SCT	—	(40,399)	(2,274,025)	(463,124)	(136,328)	(45,443)
Plus: Year-End Fair Value of Equity Awards Granted in the Year Outstanding and Unvested at Year-End	—	15,818	5,521,200	1,272,000	182,000	60,667
Plus/(Less): Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(5,483,099)	(1,937,141)	2,935,707	1,560,871	18,922	4,702
Plus: Fair Value at Vesting of Equity Awards Granted in the Year that Vested in the Year	—	—	—	—	—	—
Plus/(Less): Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	1,054,537	274,287	171,529	89,463	32,260	3,959
Less: Fair Value as of Prior Year-End of Equity Awards Granted in Prior Years that Failed to Meet Vesting Conditions during the Year	—	—	—	(9,698)	—	(77,000)
Compensation Actually Paid	(3,587,895)	(1,245,182)	9,411,619	3,268,729	796,415	300,368

Compensation Actually Paid vs. Total Shareholder Return

Compensation actually paid vs. cumulative TSR

Cumulative TSR reflects the value at each fiscal year-end of $100 hypothetically invested in our common stock on December 31, 2022. The Company has not paid cash dividends during the periods presented.

Relationship Between CAP and Performance

The chart above illustrates the relationship between CAP for our PEO and for the average of our non-PEO NEOs, on the one hand, and our cumulative TSR, on the other hand, for fiscal 2023, 2024 and 2025. CAP for both groups has moved directionally with cumulative TSR, reflecting the substantial weight of stock-price-linked, mark-to-market equity awards in our executive compensation program; the relationship between CAP and our GAAP net loss over the same period (declining from $(10.2) million in 2023 to $(1.8) million in 2024 before widening to $(3.3) million in 2025) is less direct and primarily reflects the influence of operating performance on our stock price.

Total Shareholder Return Amount	$ 264.29	952.38	108.33
Net Income (Loss)	(3,252,211)	(1,820,161)	(10,163,117)
PEO Name				Mr. Vieth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,274,025)	(136,328)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,521,200	182,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,483,099)	2,935,707	18,922
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,054,537	171,529	32,260
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,399)	(463,124)	(45,443)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,818	1,272,000	60,667
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,937,141)	1,560,871	4,702
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,287	89,463	3,959
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (9,698)	$ (77,000)